Cash	12 Months Ended
Dec. 31, 2025
Cash [Abstract]
Cash

10. Cash

	As of December 31, 2024	As of December 31, 2025
	MYR	MYR	USD
Cash at bank	390,500	1,478,091	364,421

(a)	Reconciliation of liabilities arising from financing activities

The table below details changes in the Group’s liabilities from financing activities, including both cash and non-cash changes. Liabilities arising from financing activities are liabilities for which cash flows were, or future cash flows will be, classified in the Group’s consolidated statements of cash flow as cash flows from financing activities.

	Bank borrowing	Lease liabilities	Redeemable convertible preference shares	Other payables	Amounts due to related parties	Total
	MYR	MYR	MYR	MYR	MYR	MYR
As of January 1, 2023	–	26,208	2,500,000	181,655	264,607	2,972,470

Changes from financing cash flows:
Payment of capital element of lease liabilities	–	(161,857)	–	–	–	(161,857)
Payment of interest element of lease liabilities	–	(124,157)	–	–	–	(124,157)
Proceeds from bank borrowing	69,000	–	–	–	–	69,000
Advance received from a related party	–	–	–	–	1,042,409	1,042,409
Payment of principal element of bank borrowing	(1,914)	–	–	–	–	(1,914)
Payment of interest element of bank borrowing	(796)	–	–	–	–	(796)
Proceeds from shareholder’s loan	–	–	–	–	1,363,000	1,363,000
Proceeds from the issue of redeemable convertible preference shares	–	–	3,609,483	–	–	3,609,483
Advances received for redeemable convertible preference shares	–	–	–	918,274	–	918,274
Interest paid for redeemable convertible preference shares	–	–	–	(175,000)	–	(175,000)
Payment of redeemable convertible preference shares commission fee	–	–	–	–	(137,912)	(137,912)
Total changes from financing cash flows	66,290	(286,014)	3,609,483	743,274	2,267,497	6,400,530

Other changes:
Increase in lease liabilities from entering into new leases during the year	–	2,352,677	–	–	–	2,352,677
Finance costs (note 20)	1,566	124,157	–	360,407	17,081	503,211
Commission fee for redeemable convertible preference shares	–	–	–	–	137,912	137,912
Loss of redeemable convertible preference shares	–	–	704,900	–	–	704,900
Redemption of redeemable convertible preference shares	–	–	177,600	(177,600)	–	–
Equity component of redeemable convertible preference shares	–	–	(459,417)	–	–	(459,417)
Reclass to other payables	(770)			770	–	–
Effect of foreign exchange rate	–	–	(49,030)	–	–	(49,030)
Change arising from investing activities	–	–	–	–	738,670	738,670
Change arising from operating activities	–	–	–	105,021	(21,721)	83,300
Total other changes	796	2,476,834	374,053	288,598	871,942	4,012,223

As of December 31, 2023	67,086	2,217,028	6,483,536	1,213,527	3,404,046	13,385,223
	Bank borrowing	Lease liabilities	Redeemable convertible preference shares	Other payables	Amounts due to related parties	Total
	MYR	MYR	MYR	MYR	MYR	MYR
As of January 1, 2024	67,086	2,217,028	6,483,536	1,213,527	3,404,046	13,385,223

Changes from financing cash flows:
Payment of capital element of lease liabilities	–	(339,747)	–	–	–	(339,747)
Payment of interest element of lease liabilities	–	(253,389)	–	–	–	(253,389)
Repayment to related parties	–	–	–	–	(37,431)	(37,431)
Payment of principal element of bank borrowing	(14,914)	–	–	–	–	(14,914)
Payment of interest element of bank borrowing	(4,056)	–	–	–	–	(4,056)
Repayment of shareholder’s loan	–	–	–	–	(70,925)	(70,925)
Interest paid for redeemable convertible preference shares	–	–	–	(355,394)	–	(355,394)
Proceeds from the issue of redeemable convertible preference shares	–	–	7,989,890	–	–	7,989,890
Total changes from financing cash flows	(18,970)	(593,136)	7,989,890	(355,394)	(108,356)	6,914,034

Other changes:
Increase in lease liabilities from entering into new leases during the year	–	616,029	–	–	–	616,029
Finance costs (note 20)	4,056	253,389	–	1,384,065	27,260	1,668,770
Conversion of redeemable convertible preference shares	–	–	(4,389,989)	–	–	(4,389,989)
Equity component of redeemable convertible preference shares	–	–	(321,679)	–	–	(321,679)
Other expenses	857	–	–	–	–	857
Effect of foreign exchange rate	–	–	(171,388)	–	–	(171,388)
Change arising from operating activities	–	–	–	863,278	678,900	1,542,178
Total other changes	4,913	869,418	(4,883,056)	2,247,343	706,160	(1,055,222)

As of December 31, 2024	53,029	2,493,310	9,590,370	3,105,476	4,001,850	19,244,035
	Bank borrowings	Lease liabilities	Redeemable convertible preference shares	Other payables	Amounts due to related parties	Total
	MYR	MYR	MYR	MYR	MYR	MYR
As of January 1, 2025	53,029	2,493,310	9,590,370	3,105,476	4,001,850	19,244,035

Changes from financing cash flows:
Payment of capital element of lease liabilities	–	(397,706)	–	–	–	(397,706)
Payment of interest element of lease liabilities	–	(231,431)	–	–	–	(231,431)
Advances received from related parties	–	–	–	–	3,443,291	3,443,291
Proceeds from bank borrowings	808,000					808,000
Payment of principal element of bank borrowings	(19,214)	–	–	–	–	(19,214)
Payment of interest element of bank borrowings	(9,424)	–	–	–	–	(9,424)
Repayment of shareholder’s loan	–	–	–	–	(2,000,000)	(2,000,000)
Interest paid for redeemable convertible preference shares	–	–	–	(978,267)	–	(978,267)
Redemption of redeemable convertible preference shares	–	–	(405,700)	–	–	(405,700)
Total changes from financing cash flows	779,362	(629,137)	(405,700)	(978,267)	1,443,291	209,549

Other changes:
Finance costs (note 20)	9,424	231,431	–	828,703	22,717	1,092,275
Modification of redeemable convertible preference shares			(37,092)			(37,092)
Conversion of redeemable convertible preference shares	–	–	(1,704,846)	–	–	(1,704,846)
Equity component of redeemable convertible preference shares conversion	–	–	26,845	–	–	26,845
Effect of foreign exchange rate	–	–	(886,091)	–	–	(886,091)
Change arising from operating activities	–	–	–	3,825,975	588,883	4,414,858
Total other changes	9,424	231,431	(2,601,184)	4,654,678	611,600	2,905,949

As of December 31, 2025	841,815	2,095,604	6,583,486	6,781,887	6,056,741	22,359,533
As of December 31, 2025 (USD)	207,548	516,668	1,623,147	1,672,063	1,493,279	5,512,705

(b) Total cash outflow for lease

	For the year ended December 31, 2023	For the year ended December 31, 2024	For the year ended December 31, 2025
	MYR	MYR	MYR	USD
Within financing cash flows	(286,014)	(593,136)	(629,137)	(155,113)